FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2016
FAIR VALUE MEASUREMENT
Summary of assets and liabilities measured at fair value on a recurring basis

	Fair Value
	Measurements Using
	Level 1	Level 2	Level 3	Total
	(In thousands)
As of December 31, 2016
Financial liabilities
Interest rate swap derivative instrument	$—	$—	$—	$—
As of December 31, 2015
Financial liabilities
Interest rate swap derivative instrument	$—	$(7)	$—	$(7)

Summary of assets and liabilities measured at fair value on a non recurring basis

	Fair Value
	Measurements Using			Carrying
	Level 1	Level 2	Level 3	Value(1)	Impairment
	(in thousands)
Year Ended December 31, 2016
Goodwill	$—	$—	$—	$138,529	$138,529
Intangible Assets	—	—	—	137	137
Fixed Assets	—	—	23,188	83,214	60,026
Year Ended December 31, 2015
Goodwill	$—	$—	$—	$20,136	$20,136
Intangible Assets	—	—	—	1,230	1,230
(1)	Amount represents carrying value at the date of assessment.